Shareholders Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Shareholders' Equity

12. Shareholders' Equity

Common Shares

As of December 31, 2014, there were 187,887,498 common shares outstanding. During 2014, we paid an aggregate of $547,831,000 of common dividends comprised of quarterly common dividends of $0.73 per share.

Preferred Shares

The following table sets forth the details of our preferred shares of beneficial interest as of December 31, 2014 and 2013.

(Amounts in thousands, except share and	Balance as of		Shares Outstanding at		Per Share	Annual
per share amounts)	December 31,		December 31,		Liquidation	Dividend
Preferred Shares	2014	2013	2014	2013	Preference	Rate(1)
Convertible Preferred:
6.5% Series A: authorized 83,977 shares(2)	$1,393	$1,592	28,939	32,807	$50.00	$3.25
Cumulative Redeemable:
6.625% Series G: authorized 8,000,000 shares(3)	193,135	193,135	8,000,000	8,000,000	$25.00	$1.65625
6.625% Series I: authorized 10,800,000 shares(3)	262,379	262,379	10,800,000	10,800,000	$25.00	$1.65625
6.875% Series J: authorized 9,850,000 shares(3)	238,842	238,842	9,850,000	9,850,000	$25.00	$1.71875
5.70% Series K: authorized 12,000,000 shares(3)	290,971	290,971	12,000,000	12,000,000	$25.00	$1.425
5.40% Series L: authorized 12,000,000 shares(3)	290,306	290,306	12,000,000	12,000,000	$25.00	$1.35
	$1,277,026	$1,277,225	52,678,939	52,682,807

(1)	Dividends on preferred shares are cumulative and are payable quarterly in arrears.

(2)	Redeemable at our option under certain circumstances, at a redemption price of 1.4334 common shares per Series A Preferred Share plus accrued and unpaid dividends through the date of redemption, or convertible at any time at the option of the holder for 1.4334 common shares per Series A Preferred Share.

(3)	Redeemable at our option at a redemption price of $25.00 per share, plus accrued and unpaid dividends through the date of redemption.

Accumulated Other Comprehensive Income (Loss)

The following tables set forth the changes in accumulated comprehensive income (loss) by component.

	For the Year Ended December 31, 2014
		Securities	Pro rata share of	Interest
		available-	nonconsolidated	rate
(Amounts in thousands)	Total	for-sale	subsidiaries' OCI	swap	Other
Balance as of December 31, 2013	$71,537	$119,309	$(11,501)	$(31,882)	$(4,389)
Net current period OCI	21,730	14,465	2,509	6,079	(1,323)
Balance as of December 31, 2014	$93,267	$133,774	$(8,992)	$(25,803)	$(5,712)